DESCRIPTION OF BUSINESS (Details) In Thousands, except Share data, unless otherwise specified	12 Months Ended				12 Months Ended				1 Months Ended		12 Months Ended			1 Months Ended		12 Months Ended			12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2012 Call Option USD ($)	Dec. 31, 2012 Employee Stock Option USD ($)	Dec. 31, 2012 Developed Technology Rights USD ($)	Dec. 31, 2012 Customer Relationships USD ($)	Dec. 31, 2012 Order or Production Backlog USD ($)	Dec. 31, 2012 Put Option USD ($)	Sep. 07, 2012 Micronet Limited USD ($)	Sep. 07, 2012 Micronet Limited ILS	Dec. 31, 2012 Micronet Limited USD ($)	Dec. 31, 2012 Micronet Limited ILS	Nov. 14, 2012 Micronet Limited USD ($)	Sep. 07, 2012 Micronet Limited Call Option One USD ($)	Sep. 07, 2012 Micronet Limited Call Option One ILS	Dec. 31, 2012 Micronet Limited Call Option Two USD ($)	Dec. 31, 2012 Micronet Limited Call Option Two ILS	Sep. 07, 2012 Micronet Limited Call Option Two	Dec. 31, 2012 Micronet Limited Call Option Two Maximum USD ($)	Dec. 31, 2012 Micronet Limited Call Option Two Maximum ILS	Dec. 31, 2012 Micronet Limited Put Option USD ($)	Dec. 31, 2012 Micronet Limited Put Option ILS
Schedule Of Description Of Business [Line Items]
Number of subsidiaries	2
Ownership percentage									47.50%	47.50%	50.10%	50.10%	50.10%
Acquisition date									Sep. 07, 2012	Sep. 07, 2012
Percentage of equity interests acquired													2.60%
Number of shares acquired									8,256,000	8,256,000
Consideration paid with cash									$ 4,300	17,300			$ 246
Number of additional shares entitled to be purchased														996,000	996,000			1,200,000	18,850,000	18,850,000	1,000,002	1,000,002
Number of additional shares, percentage of issued and outstanding shares														5.49%	5.49%	6.62%	6.62%				5.73%	5.73%
Average price per share												2.2		$ 0.563	2.1	$ 0.563	2.1		$ 0.8	3	$ 0.589	2.2
Class Of Warrant Or Right Percentage Of Gross Profit Per Share																25.00%	25.00%
Acquisition costs											65
Purchase price per share												2.1
Percentage Of Seller Ownership After All Transactions	30.00%
Percentage of gain created following non-controlling interests											40.00%	40.00%
Purchase price allocation					330	917	712
Amortization period					5 years	3 years	6 months
Fair value of inventory											1,171
Derivative asset- call option	404		404
Employees stock options (non-controlling interest)	635			635
Derivative liability - put option	163							163
Contribution to consolidated revenue											7,341
Contribution to net income											(181)
Gain on bargain purchase	$ (4,623)	$ 0